TAXATION (Tables)	12 Months Ended
Dec. 31, 2024
Major components of tax expense (income) [abstract]
Disclosure of Income Tax and Deferred Taxes Explanatory

			Group
	2024	2023	2022
	£m	£m	£m
Current tax:
UK corporation tax on profit for the year	194	474	524
Adjustments in respect of prior years	(36)	(23)	(88)
Total current tax	158	451	436
Deferred tax:
Charge/(credit) for the year	190	109	(30)
Adjustments in respect of prior years	32	(7)	65
Total deferred tax	222	102	35
Tax on profit from continuing operations	380	553	471

Schedule of Tax on Profit Before Tax Differs from Theoretical Amount that Arise Using Basic Corporation Tax Rate	The Santander UK group’s effective tax rate for 2024 was 28.6% (2023: 25.7%, 2022: 24.9%). Tax on profit differs from that calculated at the statutory rate as follows:
For the year ended 31 December

			Group
	2024	2023	2022
	£m	£m	£m
Profit before tax	1,330	2,149	1,894
Tax calculated at the statutory rate of 25% (2023: 23.5%, 2022: 19%)	333	505	360
Bank surcharge on profits	40	84	123
Non-deductible preference dividends paid	9	9	9
Non-deductible UK Bank Levy	12	10	13
Non-deductible conduct remediation, fines and penalties	3	13	48
Other non-deductible costs and non-taxable income	23	(5)	20
Effect of change in tax rate on deferred tax provision	—	2	(28)
Tax relief on dividends in respect of other equity instruments	(37)	(35)	(40)
Adjustment to prior year provisions	(3)	(30)	(34)
Tax on profit	380	553	471

Disclosure of Movement in Current Tax Assets and Liabilities	Movements in current tax assets during the year were as follows:

		Group
	2024	2023
	£m	£m
Assets	507	484
At 1 January	507	484
Income statement charge (including discontinued operations)	(158)	(451)
Other comprehensive income charge	(47)	(70)
Corporate income tax paid	219	539
Other movements	(17)	5
	504	507
Assets	504	507
At 31 December	504	507

Schedule of Deferred Taxes	The table below shows the deferred tax balances including the movement in the deferred tax account during the year. Deferred tax balances are presented in the balance sheet after offsetting assets and liabilities where the Santander UK group has the legal right to offset and intends to settle on a net basis.

						Group
	Fair value of financial instruments	Pension remeasurem ent	Cash flow hedges	Fair value reserve	Accelerated tax depreciation	Other temporary differences	Total
	£m	£m	£m	£m	£m	£m	£m
At 1 January 2024	(8)	(184)	71	3	18	(88)	(188)
Income statement charge	(144)	(46)	—	—	(24)	(8)	(222)
Transfers/reclassifications	—	—	1	—	—	1	2
Credited to other comprehensive income	—	113	37	4	—	5	159
At 31 December 2024	(152)	(117)	109	7	(6)	(90)	(249)

At 1 January 2023	27	(290)	305	(2)	35	(105)	(30)
Income statement (charge)/credit	(35)	(63)	—	—	(17)	13	(102)
Transfers/reclassifications	—	2	(2)	—	—	—	—
Credited/(charged) to other comprehensive income	—	167	(232)	5	—	4	(56)
At 31 December 2023	(8)	(184)	71	3	18	(88)	(188)